GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	The following table presents changes in goodwill by reportable segment:

(In thousands)	Obagi Skincare	Milk Makeup	Total Goodwill
Balance as of December 31, 2021 (Predecessor)	$44,489	$—	$44,489
Elimination of Predecessor goodwill	(44,489)	—	(44,489)
Obagi and Milk Business Combinations	268,263	135,072	403,335
Impairment loss	(68,715)	—	(68,715)
Balance as of December 31, 2022 (Successor)	$199,548	$135,072	$334,620
Balance as of December 31, 2023 (Successor)	$199,548	$135,072	$334,620